Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net as of September 30, 2024 and December 31, 2023, consisted of the following:

	September 30, 2024	December 31, 2023

Computers and equipment	$124,678	$124,199
Furniture and fixtures	16,898	16,898
Software	2,026,201	2,026,200
Property and equipment	2,167,777	2,167,297
Accumulated depreciation	(2,153,960)	(2,145,988)
Property and equipment, net	$13,817	$21,309

Property and equipment, net as of December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022

Computers and equipment	$124,199	$124,199
Furniture and fixtures	16,898	16,898
Software	2,026,200	2,026,200
Property and equipment	2,167,297	2,167,297
Accumulated depreciation	(2,145,988)	(2,059,219)
Property and equipment, net	$21,309	$108,078